Annual Total Returns - Emerging Markets Portfolio [BarChart] - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-11 - Emerging Markets Portfolio - VIP Emerging Markets Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	14.37%
Annual Return 2013	3.85%
Annual Return 2014	1.38%
Annual Return 2015	(9.97%)
Annual Return 2016	3.24%
Annual Return 2017	47.40%
Annual Return 2018	(18.00%)
Annual Return 2019	29.46%
Annual Return 2020	31.27%
Annual Return 2021	(2.17%)